LOANS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Construction	$ 1,753	$ 964
Land	2,821	1,259
Farm	1,843	0
Nonresidential real estate	22,092	9,839
Commercial and industrial	3,189	0
Consumer and other, Loans on deposits	2,710	2,281
Consumer and other, Home equity	5,757	4,865
Consumer and other, Automobile	72	0
Consumer and other, Unsecured	708	0
Loans Receivable, Recorded Investment	264,543	183,789
Undisbursed portion of loans in process	(833)	(544)
Deferred loan origination fees (cost)	91	103
Allowance for loan losses	(1,310)	(875)	(764)
Loans receivable - net, Carrying Value	262,491	182,473
Residential Real Estate One To Four Family [Member]
Loans Receivable, Recorded Investment	209,092	149,086
Allowance for loan losses	(871)	(565)	(490)
Residential Real Estate Multi Family [Member]
Loans Receivable, Recorded Investment	14,506	15,495
Allowance for loan losses	$ (63)	$ (49)	$ (11)